Financial instruments and financial risk management - Maturity of the Contractual Obligations (Details)	Jan. 31, 2024 USD ($)
Financial instruments and financial risk management
Carrying Amount	$ 6,686,722
Contractual Cash Flows	7,811,722
Accounts payable & accrued liabilities
Financial instruments and financial risk management
Carrying Amount	1,110,564
Contractual Cash Flows	1,110,564
Convertible note liability
Financial instruments and financial risk management
Carrying Amount	2,500,000
Contractual Cash Flows	3,625,000
Debt Issued | NCAC Sponsor
Financial instruments and financial risk management
Carrying Amount	1,615,501
Contractual Cash Flows	1,615,501
Debt Issued | Psyence Group Inc
Financial instruments and financial risk management
Carrying Amount	1,460,657
Contractual Cash Flows	1,460,657
Less than 1 year
Financial instruments and financial risk management
Contractual Cash Flows	4,436,722
Less than 1 year | Accounts payable & accrued liabilities
Financial instruments and financial risk management
Contractual Cash Flows	1,110,564
Less than 1 year | Convertible note liability
Financial instruments and financial risk management
Contractual Cash Flows	250,000
Less than 1 year | Debt Issued | NCAC Sponsor
Financial instruments and financial risk management
Contractual Cash Flows	1,615,501
Less than 1 year | Debt Issued | Psyence Group Inc
Financial instruments and financial risk management
Contractual Cash Flows	1,460,657
Between 1 and 3 year
Financial instruments and financial risk management
Contractual Cash Flows	3,375,000
Between 1 and 3 year | Convertible note liability
Financial instruments and financial risk management
Contractual Cash Flows	$ 3,375,000